BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2023
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

7.   BUSINESS ACQUISITIONS

2023

On April 3, 2023, Videotron acquired all the issued shares of Freedom Mobile Inc. (“Freedom”) from Shaw Communications Inc. (“Shaw”) for a cash consideration of $2.07 billion, net of cash acquired of $103.2 million. As part of this transaction, Videotron assumed certain debts, mainly lease obligations. The consideration paid is still subject to certain post-closing adjustments. This acquisition immediately preceded the acquisition of Shaw by Rogers Communications Inc. (“Rogers”). All required regulatory approvals were obtained prior to both transactions. The acquisition of Freedom includes the Freedom Mobile brand’s entire wireless and Internet customer base, as well as its owned infrastructure, spectrum and retail outlets. It also includes a long-term undertaking by Shaw and Rogers to provide Videotron with transport services (including backhaul and backbone), roaming services and wholesale Internet services. Videotron has also made certain commercial commitments to the Minister of Innovation, Science and Industry. These transactions will support the expansion of the Corporation’s telecommunications services in Ontario and Western Canada.

7.   BUSINESS ACQUISITIONS (continued)

The table below presents the fair value of the net assets acquired as of the acquisition date:

Assets
Accounts receivable	$257.3
Other current assets[1]	181.3
Property, plant and equipment[2]	709.1
Intangible assets[3]	1,177.7
Right-of-use of assets	226.2
Other assets	65.8
2,617.4
Liabilities
Accounts payable, accrued charges and provisions	(127.2)
Other current liabilities	(94.2)
Lease liabilities	(226.2)
Deferred income taxes	(17.9)
Other liabilities	(84.1)
(549.6)
Net assets acquired	$2,067.8

Cash consideration paid	$2,171.0
Cash acquired	(103.2)
$2,067.8
1	Includes mainly inventories and contract assets.
2	Includes mainly the wireless network (note 9).
3	Includes mainly spectrum licences, software, customer relationships, the Freedom brand and others (note 10).

The Freedom acquisition contributed revenues of $850.1 million and net income of $94.0 million from April 3, 2023 to December 31, 2023, excluding financial expenses incurred on the term credit facility entered into in April 2023 to finance the acquisition (note 15).

2022

In 2022, Quebecor Media transferred to Videotron all shares of VMedia Inc., an independent telecommunications service provider acquired in July 2022, in exchange for the issuance of 20,958 common shares with a value of $17.3 million (note 18) and a contingent balance payable. The cash acquired relating to this transaction amounted to $1.4 million. A contingent consideration of $1.8 million was paid in the third quarter of 2023.

2021

In 2021, the Corporation acquired businesses for a total cash consideration of $6.7 million.